Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities
Note 13 - Commitments and Contingent Liabilities

A.	Leases

See Note 14 “Leases” for lease-related commitments as of December 31, 2023.

B.	Liabilities for Royalty Payments to the IIA

During 2023, 2022 and 2021, Ceragon received several research and development grants from the Israeli Innovation Authority ("IIA"). The grants require the Company to comply with the requirements of the Research and Development Law, however, Ceragon is not obligated to pay royalties on sales of products based on technology or know-how developed from the grants. In a case involving the transfer of technology or know how developed from the grants outside of Israel, Ceragon may be required to pay royalties related to past sales of products based on the technology or the developed know how. The Company recorded income from IIA grants for the years ended December 31, 2023, 2022 and 2021 in the amount of $542 thousand, $460 thousand and $691 thousand, respectively.

Prior to the Siklu Acquisition, Siklu had received research and development grants from the IIA. The Company assumed Siklu's contract with the IIA, which requires the Company to pay royalties to the IIA on sales of products based on technology or know-how developed from the grants. The royalties were calculated at the rates of 3% to 4% of the aggregated proceeds from the sale of such products. As of December 31, 2023, the Company's maximum possible future royalties commitment, including $3,268 thousand of unpaid royalties accrued, was $11,004 thousand, based on grants received from the IIA and not yet repaid.

C.	Charges and guarantees

As of December 31, 2023 and 2022, the Company provided guarantees in an aggregate amount of $26,686 thousand and $28,737 thousand respectively, with respect to tender offer guarantees, financial guarantees, warranty guarantees and performance guarantees to its customers.

D.	Litigations

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues liability for the estimated loss.

1) Class action claim (District Court of Tel Aviv - Economic Department)

On January 6, 2015, the Company was served with a motion to approve a purported class action, naming the Company, its Chief Executive Officer and its directors as defendants (the “Defendants”). The motion was filed with the District Court of Tel-Aviv (the “Court”). The purported class action alleges breaches of duties by making false and misleading statements in the Company's SEC filings and public statements. The class action claimed amount is approximately $75,000 thousand.

On May 27, 2021, following a procedure that included filing of various pleadings and affidavits, the Court ruled to certify the motion as a class action, while applying the Israeli Law (the “Ruling”).

On September 12, 2021, the company filed a motion for a rehearing on behalf of the Defendants in order to revert the Ruling (the “Rehearing Motion”).

On January 3, 2022, a hearing was held in Court in the Rehearing Motion before the Honorable Justices K. Kabub, R. Ronen and T. Avrahami.

On January 27, 2022, a judgment was rendered in the Rehearing Motion. The Court ruled that the Ruling was erroneous as it applied Israeli Law, instead of foreign law, and held accordingly that the law that will apply is U.S. law. The Court further held that the case will be returned to the first judicial instance and will be adjudicated as a class claim under U.S. law. The Court commented that the Company’s claims based upon the Statute of Limitations should prima facie also be adjudicated under U.S. law.

On March 20, 2022, following the Court's decision, the Plaintiff filed to the first judicial instance, an amended class action claim, based on provisions of U.S. law. The Plaintiff estimated the amended claim amount at $52,099 thousand.

On July 5, 2022, following the Court's decision, the parties filed a notice, informing the Court that they believe that the time to consider initiating another mediation procedure will be only after the parties submit their pleadings.

On November 3, 2022, the Defendants submitted their Statement of Defense, based on U.S law.

On February 5, 2023, the Plaintiff submitted his response to the Defendants’ Statement of Defense.

On September 21, 2023, a preliminary hearing was held. At the conclusion of the hearing, the court ruled that it would issue written decisions on the discovery issues and then set dates for further proceedings. On September 28, 2023, the court approved the defendants’ motion for document discovery and determined that the documents in question are indeed relevant. As a result, the court has directed the plaintiff to furnish the requested documents by October 28, 2023. Alternatively, the court has given the plaintiff the option to waive any claims associated with these documents.

On October 1, 2023, the court granted the plaintiff's motion for document discovery and ordered the company to produce all requested documents within 45 days. In making this decision, it was determined that, in addition to the documents already provided to the plaintiff, the company is required to disclose thousands of additional documents and document types. As a result, on December 31, 2023, the company sought permission to appeal to the district court's decision and requested a delay in its implementation. The Supreme Court granted a stay on the execution of the district court's decision and scheduled a hearing for January 25, 2024.

During the hearing, the Supreme Court acknowledged the company's contentions. It clarified that the extensive disclosure mandated by the district court exceeded the necessary requirements in accordance with the law and suggested that the plaintiff negotiate agreements with the company. Following discussions both outside the courtroom and before the Honorable Judge, partial agreements were reached. These agreements outline the documents the company will provide to the plaintiff. Validated by the Supreme Court, these agreements substantially reduced the disclosure requirements outlined in the district court's decision.

As was held in the judgement rendered in the Rehearing Motion, U.S law presents a higher bar for Plaintiffs in comparison to Israeli law in proving claims regarding misleading representations to investors. However, given that the class action is being adjudicated under U.S law and that the Court has yet to address the parties’ pleadings, the Company’s attorneys cannot assess at this preliminary stage the chances of acceptance of the class action.

2)  Claim against Station Enterprises Ltd. regarding breach of the Lease Agreement

A dispute has arisen between the Company and Station Enterprises Ltd, with respect to the lease agreement signed between the parties on April 11, 2019 (the "Lease Agreement"), under which the Company leases its offices and labs in Rosh Haayin.

The Company, the lessee, claims that Station Enterprises was late in delivering the possession to the lessee and has not fulfilled its maintenance and management obligations. Therefore, the Company claims that Station Enterprises breached its contractual obligations, causing the Company damages and expenses.

Due to such alleged breaches, the Company has set off the rent and management fees against outstanding debts of Station Enterprises towards the Company and provided Station Enterprises with a set-off notice.

On February 8, 2022, Station Enterprises provided notice to the Company of the termination of the Lease Agreement, and also on the exercise of the bank guarantees provided to it in connection with the Lease Agreement, in the amount of approximately $682 thousand. The Company rejected the alleged termination notice, which was provided with no legal grounds, and further required Station Enterprises not to exercise the bank guarantees. This demand was disregarded, and the bank guarantees were exercised in full.

The Company instructed its legal counsel to file a claim against Station Enterprises, in the framework of which the court will be asked to issue a Declarative Order, declaring that the notice of termination was invalid and that Lease Agreement is valid and in force; to order Station Enterprises to reimburse the Company for the amount of the exercised bank guarantees; to order Station Enterprises to uphold and fulfil its contractual obligation and undertakings under the Lease Agreement and the management agreement; and to compensate the Company for the damages caused to it in an amount of approximately $328 thousand.

The Statement of Claim was filed on May 31, 2022.

A Statement of Defense was filed on October 23, 2022, and a Statement of Response was filed on November 23, 2022.

On October 13, 2022, Station Enterprises Ltd. submitted a new claim against the Company, for its eviction from the leased premises. The Statement of Defense was filed on February 12, 2023.

Since both lawsuits deal with the same issues, on December 25, 2022, the Company submitted a request to consolidate the lawsuits.

On January 12, 2023, the judge determined that he would make a final decision on the request when submitting the statement of defense, which, as mentioned, was filed on February 12, 2023. On March 27, 2023, the judge ordered the consolidation of the hearings in the two lawsuits.

The parties agreed to refer the dispute in both claims to mediation that started on May 8, 2023.

A date for the first pre-trial hearing was set for July 15, 2024.

Due to the preliminary stage of the process, the Company’s attorneys cannot assess the chances of acceptance of the claims. However, based on the advice of the Company’s attorneys, the Company believes it has strong claims against Station Enterprises Ltd.

3) Arbitration proceeding against Ceragon and one of its subsidiaries

On September 8, 2023, a request for arbitration against the Company and its subsidiary was submitted by a South American customer to an arbitration tribunal in that jurisdiction, alleging that the Company’s subsidiary breached a services agreement it entered with such customer and requesting to include the Company too in such arbitration process. This is the same customer of which the Company recorded a $12.3 million credit loss provision in 2022. In its request, the customer stated that its claims amount to $10.8 million, which is less than its outstanding debts to the Company.

The Company opposed to its inclusion in the arbitration process, however, on December 1, 2023 the arbitration tribunal resolved that both the Company and its subsidiary shall be a party to that arbitration request but deferred the final decision on this matter to the sole arbitrator that will be appointed subsequently.

A sole arbitrator was appointed during December 2023.

On January 19, 2024, the appointed arbitrator proposed a preliminary version of the procedural rules and the procedural calendar for comments of the parties. The parties discussed the rules and calendar and filed together a joint proposal to the sole arbitrator, which included, among other requests, the bifurcation of the proceeding in order to deal firstly with the participation of the Company and secondly with the merits of the case.

On February 9, 2024 the arbitrator issued the final procedural rules and accepted the parties’ suggestions and, therefore, bifurcated the proceeding.

As established in the final arbitration rules, the Company submitted its allegations regarding the opposition to its incorporation to the arbitration, by March 8, 2024.

Due to the early stage of the process and the fact that no formal arbitration claim has been submitted so far by the claimant, which makes it difficult to reasonably estimate the prospects of success of the procedure, the Company’s attorneys cannot assess the chances of acceptance of the claims. However, based on the advice of the Company’s attorneys, the Company believes that its arguments, from a legal perspective, appear to be solid and well-founded.

We are not a party to any other material legal proceedings.